LOANS - RELATED PARTIES	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Loans - Related Parties
LOANS - RELATED PARTIES

5. LOANS - RELATED PARTIES

From time to time, we receive payments from stockholders in the form of cash and/or out-of-pocket expenditures for the benefit of the Company, which are business in nature. On March 3 and March 25, 2026, we received 2 noninterest bearing advances from a stockholder in the amount of $3,000 and $21,500, to be repaid at a later date. The balance of this advance as of March 31, 2026, was $24,500.

From time to time, we receive payments from stockholders in the form of cash and/or out-of-pocket expenditures for the benefit of the Company, which are business in nature. On April 16, 2026, April 30 and May 13,2026, we received 3 noninterest bearing advances from a stockholder in the amount of $2,250, $2,225 and $2,200, to be repaid at a later date. The balance of this advance as of June 30, 2026, was $6,675.00. The total Balance as of June 30, 2026, was $31,175.

On April 2, 2025, we received a noninterest bearing advance from the now Vice President in the amount of $40,000, to be repaid at a later date. The balance of this advance as of June 30, 2026, was $40,000.

As of June 30, 2026, and December 31, 2025, the loans – related parties was $71,175 and $40,000, respectively.

9. LOAN RELATED PARTY

From time to time, we receive payments from stockholders in the form of cash and/or out-of-pocket expenditures for the benefit of the Company, which are business in nature. On April 2, 2025, we received a noninterest bearing advance from a stockholder in the amount of $40,000, to be repaid at a later date. The balance of this advance as of December 31, 2025, was $40,000.